Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net
	December 31,
	2017	2016
Cost:
Technology	$4,284,315	$-
Backlog	45,996	-

	4,330,311	-

Accumulated amortization:	37,694	-

Intangible assets, net	$4,292,617	$-